GLOPP SUM SUP-1 053014

Summary Prospectus Supplement dated May 30, 2014

The purpose of this mailing is to provide you with changes to the current Summary Prospectuses for Class A, C, R, R5, R6 and Y shares of the Fund listed below:

Invesco Global Opportunities Fund

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the summary prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Stephen Anness	Portfolio Manager (lead)	2013
Andrew Hall	Portfolio Manager	2014”

GLOPP SUM SUP-1 053014